GMO Emerging Markets Series Fund
GMO Emerging Markets Series Fund (formerly known as GMO Emerging Countries Series Fund)
As of the Effective Date, the sections appearing on page 49 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Emerging Markets Series Fund are replaced with the following:
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO Emerging Markets Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund [1]	Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund [1]	Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund [1]	Class PS Fees paid directly from your investment	Class PS Fees paid by the Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.80%	none	0.80%	none	0.80%	none	0.80%
Redemption fee (as a percentage of amount redeemed)	none	0.80%	none	0.80%	none	0.80%	none	0.80%
[1]	These amounts are paid to and retained by GMO Emerging Markets Fund ("EMF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Emerging Markets Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.24%	0.24%	0.24%	0.24%
Acquired fund fees and expenses	[2],[5]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.30%	1.15%	1.05%	1.20%
Expense reimbursement	[2],[6]	(0.06%)	(0.06%)	(0.06%)	(0.16%)
Total annual fund operating expenses after expense reimbursement	[2]	1.24%	1.09%	0.99%	1.04%
[1]	The amount reflects the management fee paid by EMF. The Fund does not charge a management fee, but indirectly bears the management fee paid by EMF. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reduce its management fee paid by EMF to 0.65% through June 30, 2018. This reduction may not be terminated prior to this date without the action or consent of the GMO Trust Board of Trustees.
[2]	The information in this table and in the Example below has been restated to reflect current fees based on the Fund's investment in EMF and includes the fees and expenses of both the Fund and EMF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	These indirect expenses include commissions paid to brokers by EMF for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and less than 0.01%, respectively.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both EMF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Markets Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	288	582	898	1,795
Class R5	273	536	820	1,629
Class R6	263	505	767	1,516
Class PS	268	542	836	1,676

If you do not sell your shares
Expense Example, No Redemption - GMO Emerging Markets Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	205	493	803	1,681
Class R5	190	447	724	1,513
Class R6	180	416	671	1,400
Class PS	185	453	741	1,561